Consolidated Results of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Sales and revenues:
Sales of Machinery and Power Systems	$ 39,867		$ 29,540		$ 48,044
Revenues of Financial Products	2,721		2,856		3,280
Total sales and revenues	42,588		32,396		51,324
Operating costs:
Cost of goods sold	30,367		23,886		38,415
Selling, general and administrative expenses	4,248		3,645		4,399
Research and development expenses	1,905		1,421		1,728
Interest expense of Financial Products	914		1,045		1,153
Other operating (income) expenses	1,191		1,822		1,181
Total operating costs	38,625		31,819		46,876
Operating profit	3,963		577		4,448
Interest expense excluding Financial Products	343		389		274
Other income (expense)	130		381		327
Consolidated profit before taxes	3,750		569		4,501
Provision (benefit) for income taxes	968		(270)		953
Profit of consolidated companies	2,782		839		3,548
Equity in profit (loss) of unconsolidated affiliated companies	(24)		(12)		37
Profit of consolidated and affiliated companies	2,758		827		3,585
Less: Profit (loss) attributable to noncontrolling interests	58		(68)		28
Profit	$ 2,700	[1]	$ 895	[1]	$ 3,557	[1]
Profit per common share (in dollars per share)	$ 4.28		$ 1.45		$ 5.83
Profit per common share - diluted (in dollars per share)	$ 4.15	[2]	$ 1.43	[2]	$ 5.66	[2]
Weighted-average common shares outstanding (millions)
- Basic (in shares)	631.5		615.2		610.5
- Diluted (in shares)	650.4	[2]	626.0	[2]	627.9	[2]
Cash dividends declared per common share (in dollars per share)	$ 1.74		$ 1.68		$ 1.62

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.